Convertible debentures (Tables)	12 Months Ended
Sep. 30, 2024
Convertible Debentures
Schedule of convertible debentures

The amount of convertible debentures recorded during the year is composed of the following:

	Nominal amount	Interest rate	Maturity	As at September 30, 2024	As at September 30, 2023
	$	%		$	$
Convertible debentures	1,239	15.0%	November 29, 2024	1,039	1,239
Better Choice Company Inc. convertible promissory note	1,973	25.0%	November 14, 2024	1,973	-
Total				3,012	1,239